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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road Watkinsville, Georgia	30677
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end:      May 31, 2013

Date of reporting period:    August 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

EXCHANGE-TRADED FUNDS — 99.1%	Shares	Value
Energy Select Sector SPDR® Fund (The)	907,040	$64,871,501
Industrial Select Sector SPDR® Fund (The)	885,000	32,178,600
iShares S&P 100 Index Fund	2,009,880	130,662,299
SPDR® Dow Jones Industrial Average℠ ETF Trust	993,400	130,016,192
SPDR® S&P 500® ETF Trust	1,156,380	163,327,111
Technology Select Sector SPDR® Fund (The)	3,854,010	117,508,765
Total Exchange-Traded Funds (Cost $623,892,755)		$638,564,468

MONEY MARKET FUNDS — 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio
- Class I, 0.01% (a) (Cost $6,034,230)	6,034,230	$6,034,230

Total Investments at Value — 100.1% (Cost $629,926,985)		$644,598,698

Liabilities in Excess of Other Assets — (0.1%)		(330,687)

Net Assets — 100.0%		$644,268,011

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.

See accompanying notes to Schedules of Investments.

STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

EXCHANGE-TRADED FUNDS — 93.8%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	46,400	$2,113,520
Energy Select Sector SPDR® Fund (The)	59,170	4,231,838
Global X Silver Miners ETF (The)	102,430	2,196,099
Health Care Select Sector SPDR® Fund (The)	111,380	4,325,999
Industrial Select Sector SPDR® Fund (The)	115,450	4,197,762
iShares High Dividend Equity Fund	70,990	4,278,567
iShares MSCI Australia Index Fund	53,350	1,252,125
iShares S&P 100 Index Fund	65,610	4,265,306
iShares S&P 500 Index Fund	30,080	4,267,750
SPDR® S&P 500 ETF Trust	30,170	4,261,211
Technology Select Sector SPDR® Fund (The)	139,850	4,264,027
Total Exchange-Traded Funds (Cost $38,434,172)		$39,654,204

MONEY MARKET FUNDS — 1.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio
- Class I, 0.01% (a) (Cost $777,731)	777,731	$777,731

Total Investments at Value — 95.6% (Cost $39,211,903)		$40,431,935

Other Assets in Excess of Liabilities — 4.4%		1,868,867

Net Assets — 100.0%		$42,300,802

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.

See accompanying notes to Schedules of Investments.

STADION OLYMPUS FUNDTM
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

EXCHANGE-TRADED FUNDS — 76.1%	Shares	Value
Global X SuperDividend™ ETF (The)	23,870	$522,753
iShares Asia/Pacific Dividend 30 Index Fund	9,860	515,382
iShares MSCI ACWI Index Fund	34,310	1,559,733
iShares MSCI Australia Index Fund	34,860	818,164
iShares MSCI Canada Index Fund	18,960	521,400
iShares MSCI EAFE Small Cap Index Fund	14,000	519,960
iShares MSCI Malaysia Index Fund	70,600	1,025,818
iShares MSCI Turkey Investable Market Index Fund	9,330	519,961
iShares S&P Global 100 Index Fund	17,140	1,040,569
Vanguard MSCI EAFE ETF	31,740	1,037,581
Total Exchange-Traded Funds (Cost $8,030,841)		$8,081,321

MONEY MARKET FUNDS — 4.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio
- Class I, 0.01% (a) (Cost $462,762)	462,762	$462,762

Total Investments at Value — 80.5% (Cost $8,493,603)		$8,544,083

Other Assets in Excess of Liabilities — 19.5%		2,069,217

Net Assets — 100.0%		$10,613,300

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.

See accompanying notes to Schedules of Investments.

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

COMMON STOCKS - 43.0%	Shares	Value
Consumer Discretionary - 4.3%
Distributors - 1.1%
Genuine Parts Company +	9,419	$594,904

Hotels, Restaurants & Leisure - 1.1%
McDonald's Corporation +	6,858	613,723

Leisure Equipment & Products - 1.0%
Polaris Industries, Inc. +	7,686	577,910

Multiline Retail - 1.1%
Nordstrom, Inc. +	10,518	608,256

Consumer Staples - 7.7%
Food & Staples Retailing - 2.2%
Costco Wholesale Corporation +	6,604	646,334
Sysco Corporation +	20,187	611,666
		1,258,000
Food Products - 3.3%
General Mills, Inc. +	15,588	613,076
Kellogg Company +	11,778	596,556
McCormick & Company, Inc. - Non-Voting Shares +	9,973	612,741
		1,822,373
Household Products - 1.1%
Procter & Gamble Company (The) +	9,059	608,674

Tobacco - 1.1%
Reynolds American, Inc.	13,053	601,743

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corporation +	5,325	597,252
ConocoPhillips +	10,382	589,594
		1,186,846
Financials - 4.3%
Capital Markets - 1.1%
Eaton Vance Corporation +	22,181	600,883

Commercial Banks - 1.1%
Commerce Bancshares, Inc. +	15,147	609,364

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.0% (Continued)	Shares	Value
Financials - 4.3% (Continued)
Insurance - 2.1%
Aflac, Inc. +	12,794	$590,827
Brown & Brown, Inc. +	23,691	621,652
		1,212,479
Health Care - 3.2%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc. +	10,106	593,020

Pharmaceuticals - 2.1%
Abbott Laboratories +	9,185	601,985
Johnson & Johnson +	8,923	601,678
		1,203,663
Industrials - 7.5%
Aerospace & Defense - 3.2%
Lockheed Martin Corporation +	6,455	588,308
Raytheon Company	10,685	603,916
United Technologies Corporation +	7,482	597,438
		1,789,662
Electrical Equipment - 1.1%
Emerson Electric Company +	11,861	601,590

Machinery - 1.1%
Illinois Tool Works, Inc. +	10,585	627,585

Road & Rail - 1.0%
Norfolk Southern Corporation +	8,106	587,361

Trading Companies & Distributors - 1.1%
Grainger (W.W.), Inc. +	2,951	607,788

Information Technology - 4.3%
Communications Equipment - 1.1%
Harris Corporation +	13,422	631,237

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corporation +	23,029	571,810

Software - 2.2%
FactSet Research Systems, Inc. +	6,414	591,820
Microsoft Corporation +	19,646	605,489
		1,197,309

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.0% (Continued)	Shares	Value
Materials - 3.2%
Chemicals - 2.1%
Ecolab, Inc. +	8,992	$575,758
Sigma-Aldrich Corporation +	8,515	604,820
		1,180,578
Containers & Packaging - 1.1%
AptarGroup, Inc. +	12,027	609,168

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc. +	16,889	618,813
Verizon Communications, Inc. +	13,724	589,308
		1,208,121
Utilities - 4.2%
Electric Utilities - 3.1%
Entergy Corporation +	8,510	579,361
Northeast Utilities +	15,423	580,984
Southern Company (The) +	13,166	596,815
		1,757,160
Gas Utilities - 1.1%
National Fuel Gas Company +	11,749	586,275

Total Common Stocks (Cost $23,486,849)		$24,047,482

EXCHANGE-TRADED FUNDS - 42.4%	Shares	Value
iShares Barclays 1-3 Year Credit Bond Fund +	22,424	$2,366,181
iShares Barclays 1-3 Year Treasury Bond Fund +	26,532	2,242,219
iShares Barclays MBS Bond Fund	71,559	7,802,078
iShares Floating Rate Note Fund	89,205	4,479,875
iShares iBoxx $ High Yield Corporate Bond Fund	43,738	4,038,330
Market Vectors High-Yield Municipal Index ETF	15,000	493,350
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	22,147	2,241,719
Total Exchange-Traded Funds (Cost $23,452,136)		$23,663,752

PURCHASED OPTION CONTRACTS - 19.3%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 12.3%
S&P 500 Index	09/22/2012	$1,000	30	$1,214,550
S&P 500 Index	09/22/2012	1,550	80	800

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 19.3% (Continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 12.3% (Continued)
S&P 500 Index	10/20/2012	$1,475	180	$90,000
S&P 500 Index	10/20/2012	1,700	50	250
S&P 500 Index	12/22/2012	950	120	5,391,600
S&P 500 Index	12/22/2012	1,050	5	175,875
				6,873,075
Put Option Contracts - 7.0%
iPath S&P 500 VIX	03/16/2013	11	3,000	708,000
S&P 500 Index	09/22/2012	1,225	180	13,500
S&P 500 Index	03/16/2013	1,250	225	894,375
S&P 500 Index	06/22/2013	1,250	170	1,063,350
S&P 500 Index	06/22/2013	1,275	10	69,150
SPDR S&P 500 Index	03/16/2013	120	265	82,282
SPDR S&P 500 Index	12/21/2013	115	150	106,050
SPDR S&P 500 Index	12/21/2013	120	800	666,400
SPDR S&P 500 Index	12/21/2013	125	300	294,150
				3,897,257

Total Purchased Option Contracts (Cost $11,959,881)				$10,770,332

MONEY MARKET FUNDS - 1.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $615,143)	615,143	$615,143

Total Investments at Value - 105.8% (Cost $59,514,009)		$59,096,709

Written Options - (7.2%)		(3,997,615)

Other Assets in Excess of Liabilities - 1.4%		783,018

Net Assets - 100.0%		$55,882,112

+	All or a portion of the security is held as collateral for written options.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.

See accompanying notes to Schedules of Investments.

STADION TRILOGY FUNDTM
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
August 31, 2012 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
S&P 500 Index	09/22/2012	$1,050	30	$1,064,850	$884,970
S&P 500 Index	09/22/2012	1,350	15	91,050	56,410
S&P 500 Index	09/22/2012	1,375	150	597,000	579,450
S&P 500 Index	09/22/2012	1,385	60	193,500	185,640
S&P 500 Index	10/20/2012	1,400	15	52,050	47,730
S&P 500 Index	06/22/2013	1,500	35	171,325	116,215
S&P 500 Index	12/21/2013	1,550	74	420,690	376,896
S&P 500 Index	12/21/2013	1,600	62	255,750	205,778
				2,846,215	2,453,089
Put Option Contracts
S&P 500 Index	09/22/2012	1,375	70	68,600	251,930
S&P 500 Index	09/22/2012	1,400	20	34,200	42,980
S&P 500 Index	03/16/2013	1,100	190	340,100	708,350
S&P 500 Index	03/16/2013	1,125	40	82,000	158,760
S&P 500 Index	06/22/2013	1,100	50	165,250	244,990
S&P 500 Index	06/22/2013	1,125	125	461,250	677,375
				1,151,400	2,084,385

Total Written Option Contracts				$3,997,615	$4,537,474

See accompanying notes to Schedules of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2012 (Unaudited)

1.	Securities Valuation

The investments in securities of Stadion Managed Portfolio, Stadion Core Advantage Portfolio, Stadion Olympus FundTM and Stadion Trilogy FundTM (the “Funds”) are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price.  Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Open-end investment companies, including money market funds, are valued at the NAV reported by such registered open-end investment companies.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2012 by security type:

Stadion Managed Portfolio:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$638,564,468	$-	$-	$638,564,468
Money Market Funds	6,034,230	-	-	6,034,230
Total Investments in Securities	$644,598,698	$-	$-	$644,598,698

Stadion Core Advantage Portfolio:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$39,654,204	$-	$-	$39,654,204
Money Market Funds	777,731	-	-	777,731
Total Investments in Securities	$40,431,935	$-	$-	$40,431,935

Stadion Olympus FundTM:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$8,081,321	$-	$-	$8,081,321
Money Market Funds	462,762	-	-	462,762
Total Investments in Securities	$8,544,083	$-	$-	$8,544,083

Stadion Trilogy FundTM:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$24,047,482	$-	$-	$24,047,482
Exchange-Traded Funds	23,663,752	-	-	23,663,752
Call Option Contracts	-	6,873,075	-	6,873,075
Put Option Contracts	-	3,897,257	-	3,897,257
Money Market Funds	615,143	-	-	615,143
Total Investments in Securities	$48,326,377	$10,770,332	$-	$59,096,709

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,846,215)	$-	$(2,846,215)
Written Put Option Contracts	-	(1,151,400)	-	(1,151,400)
Total Other Financial Instruments	$-	$(3,997,615)	$-	$(3,997,615)

As of August 31, 2012, the Funds did not have any transfers in and out of any Level.  The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2012:

	Stadion Managed Portfolio	Stadion Core Advantage Portfolio	Stadion Olympus FundTM	Stadion Trilogy FundTM

Cost of portfolio investments	$630,820,901	$39,393,082	$8,512,759	$54,976,535

Gross unrealized appreciation	$14,287,397	$1,134,002	$55,788	$2,289,065
Gross unrealized depreciation	(509,600)	(95,149)	(24,464)	(2,166,506)

Net unrealized appreciation	$13,777,797	$1,038,853	$31,324	$122,559

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Stadion Managed Portfolio, Stadion Core Advantage Portfolio and Stadion Olympus FundTM  is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	October 29, 2012

By (Signature and Title)*		/s/ Duane Bernt
Duane Bernt, Treasurer and Principal Financial Officer

Date	October 29, 2012

* Print the name and title of each signing officer under his or her signature.